Significant Accounting Policies (Details) - Schedule of inventories - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Inventory [Line Items]
Total inventories, net	$ 246,778	$ 11,692
E-watches [Member]
Inventory [Line Items]
Total inventories, net	246,778	8,285
Accessories and appliances [Member]
Inventory [Line Items]
Total inventories, net		$ 3,407